PGIM S&P 500 Quarterly Buffer 20 ETF
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 101.3%
Affiliated Mutual Fund 3.4%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $84,417)(wb)	84,417	$84,417
Options Purchased*~ 97.9%
(cost $2,470,417)		2,459,344

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $2,554,834)		2,543,761
Options Written*~ (1.3)%
(premiums received $53,064)		(32,105)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,501,770)		2,511,656
Liabilities in excess of other assets (0.0)%		(858)

Net Assets 100.0%		$2,510,798

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$14.94		33		3	$2,408,195
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$746.77		33		3	51,149
Total Options Purchased (cost $2,470,417)								$2,459,344
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$765.89		33		3	$(28,151)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$597.42		33		3	(3,954)
Total Options Written (premiums received $53,064)								$(32,105)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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